Revenue	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue [Abstract]
Revenue
20.	Revenue

A.	Revenue streams
The Group generates revenue primarily from the sale of oncologic healthcare plans and healthcare services to its customers.
This caption includes the following:

In thousands of soles	2025	2024	2023
Revenue from contracts with customers
Healthcare services (i)	2,918,881	3,012,454	2,695,860
Sale of medicines	334,962	320,700	265,865

Total revenue from contracts with customers	3,253,843	3,333,154	2,961,725

Insurance revenue	1,131,455	1,052,958	914,182

Total revenue	4,385,298	4,386,112	3,875,907

Insurance revenue includes the following:

In thousands of soles	2025	2024	2023
Oncology plans	872,383	799,605	723,029
General healthcare services plans	259,072	253,353	191,153

Total insurance revenue	1,131,455	1,052,958	914,182

Timing of revenue recognition
Products transferred at a point in time	334,962	320,700	265,865
Products and services transferred over time	2,918,881	3,012,454	2,695,860

Total revenue from contracts with customers	3,253,843	3,333,154	2,961,725

(i)	The amounts reported in the Healthcare services revenue line item do not include revenue recognized for customers that are part of the Company’s insurance premium program.

B.	Disaggregation of revenue from contracts with customers
This caption includes the following:

In thousands of soles	Oncosalud Peru	Healthcare services segments	Total
For the year ended December 31, 2025
Primary geographical markets
Peru	1,125,381	786,227	1,911,608
Colombia	—	1,434,924	1,434,924
Mexico	—	1,038,766	1,038,766
For the year ended December 31, 2024
Primary geographical markets
Peru	1,030,432	718,051	1,748,483
Colombia	—	1,443,032	1,443,032
Mexico	—	1,194,597	1,194,597
For the year ended December 31, 2023
Primary geographical markets
Peru	895,507	657,923	1,553,430
Colombia	—	1,192,089	1,192,089
Mexico	—	1,130,388	1,130,388

C.	Contract balances
The following table provides information about receivables from contracts with customers.

In thousands of soles	Note	2025	2024	2023
Trade accounts receivable	5	1,043,278	962,457	861,336
Contract liabilities, which are included in “trade accounts payable”	16	(22,599)	(23,800)	(17,291)
The contract assets primarily relate to the Group’s rights to consideration for service completed but not billed at the reporting date. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. There are no contract assets as of December 31, 2025, 2024 and 2023.
The contract liabilities primarily relate to the advance consideration received from patients for healthcare services, for which revenue is recognized over time. This will be recognized as revenue over the next 12 months.